FINANCIAL RISK MANAGEMENT - Schedule of Impact of Interest Rate Benchmark Reform (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
The Group
Non-derivative financial assets
Financial assets at fair value through profit or loss	£ 1,798	£ 1,674
Net carrying amount	7,474	5,950	£ 4,852
Net carrying amount	477,541	480,141
Due from fellow Lloyds Banking Group undertakings	739	738
Debt securities	4,562	5,137
Financial assets at amortised cost	490,316	491,966
Non-derivative financial liabilities
Financial liabilities at fair value through profit or loss	(6,537)	(6,831)
Debt securities in issue	(48,724)	(59,293)
The Group | Interest rate benchmark reform amendments | Interest rate risk
Non-derivative financial assets
Financial assets at fair value through profit or loss	303
Financial assets at amortised cost	9,220
Non-derivative financial assets	9,523
Non-derivative financial liabilities
Financial liabilities at fair value through profit or loss	(103)
Debt securities in issue	(80)
Total non-derivative financial liabilities	(183)
The Group | Interest rate benchmark reform amendments | Interest rate risk | Financial assets at fair value through profit or loss
Non-derivative financial assets
Net carrying amount	3,252
Net carrying amount	5,968
Due from fellow Lloyds Banking Group undertakings	0
Debt securities	0
The Group | Interest rate benchmark reform amendments | Interest rate | Interest rate risk
Derivative notional/contract amount
Notional amount	125,068
The Group | Interest rate benchmark reform amendments | Cross currency | Interest rate risk
Derivative notional/contract amount
Notional amount	22,663
The Group | Interest rate benchmark reform amendments | Sterling LIBOR | Interest rate risk
Non-derivative financial assets
Financial assets at fair value through profit or loss	131
Financial assets at amortised cost	3,419
Non-derivative financial assets	3,550
Non-derivative financial liabilities
Financial liabilities at fair value through profit or loss	0
Debt securities in issue	0
Total non-derivative financial liabilities	0
The Group | Interest rate benchmark reform amendments | Sterling LIBOR | Interest rate risk | Financial assets at fair value through profit or loss
Non-derivative financial assets
Net carrying amount	0
Net carrying amount	3,419
Due from fellow Lloyds Banking Group undertakings	0
Debt securities	0
The Group | Interest rate benchmark reform amendments | Sterling LIBOR | Interest rate | Interest rate risk
Derivative notional/contract amount
Notional amount	4,271
The Group | Interest rate benchmark reform amendments | Sterling LIBOR | Cross currency | Interest rate risk
Derivative notional/contract amount
Notional amount	0
The Group | Interest rate benchmark reform amendments | US Dollar LIBOR | Interest rate risk
Non-derivative financial assets
Financial assets at fair value through profit or loss	172
Financial assets at amortised cost	5,801
Non-derivative financial assets	5,973
Non-derivative financial liabilities
Financial liabilities at fair value through profit or loss	(100)
Debt securities in issue	(54)
Total non-derivative financial liabilities	(154)
The Group | Interest rate benchmark reform amendments | US Dollar LIBOR | Interest rate risk | Financial assets at fair value through profit or loss
Non-derivative financial assets
Net carrying amount	3,252
Net carrying amount	2,549
Due from fellow Lloyds Banking Group undertakings	0
Debt securities	0
The Group | Interest rate benchmark reform amendments | US Dollar LIBOR | Interest rate | Interest rate risk
Derivative notional/contract amount
Notional amount	120,797
The Group | Interest rate benchmark reform amendments | US Dollar LIBOR | Cross currency | Interest rate risk
Derivative notional/contract amount
Notional amount	22,663
The Group | Interest rate benchmark reform amendments | Other LIBOR | Interest rate risk
Non-derivative financial assets
Financial assets at fair value through profit or loss	0
Financial assets at amortised cost	0
Non-derivative financial assets	0
Non-derivative financial liabilities
Financial liabilities at fair value through profit or loss	(3)
Debt securities in issue	(26)
Total non-derivative financial liabilities	(29)
The Group | Interest rate benchmark reform amendments | Other LIBOR | Interest rate risk | Financial assets at fair value through profit or loss
Non-derivative financial assets
Net carrying amount	0
Net carrying amount	0
Due from fellow Lloyds Banking Group undertakings	0
Debt securities	0
The Group | Interest rate benchmark reform amendments | Other LIBOR | Interest rate | Interest rate risk
Derivative notional/contract amount
Notional amount	0
The Group | Interest rate benchmark reform amendments | Other LIBOR | Cross currency | Interest rate risk
Derivative notional/contract amount
Notional amount	0
The Bank
Non-derivative financial assets
Financial assets at fair value through profit or loss	4,529	1,724
Net carrying amount	7,287	5,656	£ 4,453
Net carrying amount	163,428	178,269
Due from fellow Lloyds Banking Group undertakings	108,424	128,771
Debt securities	3,756	4,315
Financial assets at amortised cost	282,895	317,011
Non-derivative financial liabilities
Financial liabilities at fair value through profit or loss	(9,821)	(7,907)
Debt securities in issue	(38,439)	£ (48,109)
The Bank | Interest rate benchmark reform amendments | Interest rate risk
Non-derivative financial assets
Financial assets at fair value through profit or loss	129
Financial assets at amortised cost	8,222
Non-derivative financial assets	8,351
Non-derivative financial liabilities
Financial liabilities at fair value through profit or loss	(103)
Debt securities in issue	(60)
Total non-derivative financial liabilities	(163)
The Bank | Interest rate benchmark reform amendments | Interest rate risk | Financial assets at fair value through profit or loss
Non-derivative financial assets
Net carrying amount	3,252
Net carrying amount	4,836
Due from fellow Lloyds Banking Group undertakings	134
Debt securities	0
The Bank | Interest rate benchmark reform amendments | Interest rate | Interest rate risk
Derivative notional/contract amount
Notional amount	121,923
The Bank | Interest rate benchmark reform amendments | Cross currency | Interest rate risk
Derivative notional/contract amount
Notional amount	21,868
The Bank | Interest rate benchmark reform amendments | Sterling LIBOR | Interest rate risk
Non-derivative financial assets
Financial assets at fair value through profit or loss	33
Financial assets at amortised cost	2,919
Non-derivative financial assets	2,952
Non-derivative financial liabilities
Financial liabilities at fair value through profit or loss	0
Debt securities in issue	0
Total non-derivative financial liabilities	0
The Bank | Interest rate benchmark reform amendments | Sterling LIBOR | Interest rate risk | Financial assets at fair value through profit or loss
Non-derivative financial assets
Net carrying amount	0
Net carrying amount	2,912
Due from fellow Lloyds Banking Group undertakings	7
Debt securities	0
The Bank | Interest rate benchmark reform amendments | Sterling LIBOR | Interest rate | Interest rate risk
Derivative notional/contract amount
Notional amount	1,411
The Bank | Interest rate benchmark reform amendments | Sterling LIBOR | Cross currency | Interest rate risk
Derivative notional/contract amount
Notional amount	0
The Bank | Interest rate benchmark reform amendments | US Dollar LIBOR | Interest rate risk
Non-derivative financial assets
Financial assets at fair value through profit or loss	96
Financial assets at amortised cost	5,303
Non-derivative financial assets	5,399
Non-derivative financial liabilities
Financial liabilities at fair value through profit or loss	(100)
Debt securities in issue	(54)
Total non-derivative financial liabilities	(154)
The Bank | Interest rate benchmark reform amendments | US Dollar LIBOR | Interest rate risk | Financial assets at fair value through profit or loss
Non-derivative financial assets
Net carrying amount	3,252
Net carrying amount	1,924
Due from fellow Lloyds Banking Group undertakings	127
Debt securities	0
The Bank | Interest rate benchmark reform amendments | US Dollar LIBOR | Interest rate | Interest rate risk
Derivative notional/contract amount
Notional amount	120,502
The Bank | Interest rate benchmark reform amendments | US Dollar LIBOR | Cross currency | Interest rate risk
Derivative notional/contract amount
Notional amount	21,868
The Bank | Interest rate benchmark reform amendments | Other LIBOR | Interest rate risk
Non-derivative financial assets
Financial assets at fair value through profit or loss	0
Financial assets at amortised cost	0
Non-derivative financial assets	0
Non-derivative financial liabilities
Financial liabilities at fair value through profit or loss	(3)
Debt securities in issue	(6)
Total non-derivative financial liabilities	(9)
The Bank | Interest rate benchmark reform amendments | Other LIBOR | Interest rate risk | Financial assets at fair value through profit or loss
Non-derivative financial assets
Net carrying amount	0
Net carrying amount	0
Due from fellow Lloyds Banking Group undertakings	0
Debt securities	0
The Bank | Interest rate benchmark reform amendments | Other LIBOR | Interest rate | Interest rate risk
Derivative notional/contract amount
Notional amount	10
The Bank | Interest rate benchmark reform amendments | Other LIBOR | Cross currency | Interest rate risk
Derivative notional/contract amount
Notional amount	£ 0